Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Disclosure of transactions between related parties [line items]
Gross profit	$ 733.6	$ 554.0	$ 593.3
Selling, general & administrative expenses	576.9	437.0	406.2
Net interest expense and other finance costs	39.0	30.9	28.4
Income before income taxes	117.7	86.1	158.7
Income tax recovery	23.1	15.8	10.7
Net income	94.6	70.3	148.0
Parent company
Disclosure of transactions between related parties [line items]
Equity in comprehensive income of subsidiary	88.6	74.7	152.6
Fee income (expense) from subsidiary	10.8	(1.3)	7.2
Gross profit	99.4	73.4	159.8
Selling, general & administrative expenses	16.9	13.1	9.9
Net interest expense and other finance costs	1.9	0.0	0.0
Income before income taxes	80.6	60.3	149.9
Income tax recovery	(2.0)	(4.7)	(0.6)
Net income	$ 82.6	$ 65.0	$ 150.5